Feb. 28, 2025
Equity Portfolios - Advisor Classes | Strategic Equity Portfolio
Strategic Equity Portfolio
Investment Objective
Maximum long-term total return consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Portfolios - Advisor Classes Strategic Equity Portfolio Strategic Equity Portfolio
Management Fees	0.55%
Other Expenses (as a percentage of Assets):	0.32%
Total Annual Portfolio Operating Expenses	0.87%

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Portfolios - Advisor Classes | Strategic Equity Portfolio | Strategic Equity Portfolio | USD ($)	89	278	482	1,073

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities either directly or through American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”).
Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company’s business model and revenue, earnings and cash flow growth rates. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.
The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.

Principal Investment Risks
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Strategic Equity Portfolio

During the periods shown in the bar chart, the highest quarterly return was 19.18% (for the quarter ended June 30, 2020) and the lowest quarterly return was -23.65% (for the quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Equity Portfolios - Advisor Classes - Strategic Equity Portfolio		Past 1 Year	Past 5 Years	Past 10 Years
Strategic Equity Portfolio		13.43%	10.82%	11.16%
Return After Taxes on Distributions | Strategic Equity Portfolio		10.69%	8.13%	9.06%
Return After Taxes on Distributions and Sale of Fund Shares | Strategic Equity Portfolio	[1]	10.00%	8.27%	8.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	13.10%
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)		14.99%	10.55%	11.57%
Morningstar Large Blend Average	[2]	21.45%	12.07%	10.78%
[1]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[2]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.